Share-based payments - Omnibus employee share-based payment scheme (Details)						8 Months Ended	12 Months Ended		19 Months Ended	31 Months Ended	35 Months Ended
	May 16, 2024 EquityInstruments	May 25, 2023 EquityInstruments	Oct. 10, 2022 EquityInstruments	Jun. 09, 2022 EquityInstruments	Feb. 07, 2022 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 EquityInstruments
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement							6,340,000	2,132,000
Number of other equity instruments forfeited in share-based payment arrangement							321,000	127,000
Omnibus share-based payment plans, February 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement					1,147,500
Number of other equity instruments forfeited in share-based payment arrangement											237,060
Omnibus share-based payment plans, February 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions					3
Omnibus share-based payment plans, February 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period					3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period					3 years
Omnibus share-based payment plans, June 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement				1,700,446
Number of other equity instruments forfeited in share-based payment arrangement										98,903
Omnibus share-based payment plans, June 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions				3
Omnibus share-based payment plans, June 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period				3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period				3 years
Vesting period of instruments in share-based payment arrangement				3 years
Omnibus share-based payment plans, October 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			94,876
Number of vesting occasions			3
Omnibus share-based payment plans, May 2023 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		2,132,134
Number of other equity instruments forfeited in share-based payment arrangement									152,039
Omnibus share-based payment plans, May 2023 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions		3
Omnibus share-based payment plans, May 2023 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period		3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period		3 years
Vesting period of instruments in share-based payment arrangement		3 years
Omnibus share-based payment plans, May 2024 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	6,339,851
Number of other equity instruments forfeited in share-based payment arrangement						44,500
Omnibus share-based payment plans, May 2024 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions	3
Omnibus share-based payment plans, May 2024 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period	3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period	3 years
Vesting period of instruments in share-based payment arrangement	3 years